CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Net sales	$ 22,936	$ 21,933	$ 25,370
Cost of sales	(17,484)	(17,029)	(20,249)
Gross profit	5,452	4,904	5,121
Selling, general and administrative expenses	(4,659)	(4,549)	(4,891)
Operating income	793	355	230
Non-operating income (expense):
Exchange gain (loss), net	(31)	(27)	126
Interest expense	(1)	(9)	(24)
Interest income	17	14	4
Other income	12	0	11
Gain (loss) on disposal of property, plant and equipment	(23)	78	23
Total non-operating income (expense)	(26)	56	140
Income before income taxes	767	411	370
Income taxes (note 3)	(172)	37	(186)
Net income	595	448	184
Less: Net loss attributable to non-controlling interests	(1)	0	0
Net income attributable to Highway Holdings	$ 596	$ 448	$ 184
Net income per share:
- basic (in dollars per share)	$ 0.16	$ 0.12	$ 0.05
- diluted (in dollars per share)	$ 0.16	$ 0.12	$ 0.05
Weighted average number of shares outstanding:
- basic (in shares)	3,778,825	3,778,825	3,777,850
- diluted (in shares)	3,788,604	3,781,307	3,788,302